Capital Stock (Tables)	12 Months Ended
Feb. 28, 2019
Share-based Compensation [Abstract]
Changes in Issued and Outstanding Common Shares
The following details the changes in issued and outstanding common shares for the years ended February 28, 2019, February 28, 2018 and February 28, 2017:

	Capital Stock and Additional Paid-in Capital
	Stock Outstanding (000’s)	Amount
Common shares outstanding as at February 29, 2016	521,172	$2,448
Exercise of stock options	131	1
Common shares issued for RSU settlements	8,689	—
Stock-based compensation	—	60
Tax deficiencies related to stock-based compensation	—	(1)
Common shares issued for employee share purchase plan	505	4
Common shares outstanding as at February 28, 2017	530,497	2,512
Exercise of stock options	536	4
Common shares issued for RSU settlements	7,258	—
Stock-based compensation	—	49
Share repurchase	(1,992)	(9)
Common shares issued for employee share purchase plan	435	4
Common shares outstanding as at February 28, 2018	536,734	2,560
Exercise of stock options	105	1
Common shares issued for RSU settlements	10,156	—
Stock-based compensation	—	67
Exchange shares	—	35
Value of pre-combination service related to Replacement Awards included in purchase consideration	—	21
Common shares issued for employee share purchase plan	363	4
Common shares outstanding as at February 28, 2019	547,358	$2,688

Summary of Option Activity
A summary of option activity for fiscal 2019 is shown below:

	Options Outstanding
	Number (000’s)	Weighted Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 28, 2018	862	7.57
Granted during the year	8,320	3.93
Exercised during the year	(105)	7.41
Forfeited/canceled/expired during the year	(63)	7.97
Balance as at February 28, 2019	9,014	$4.21	7.86	$41
Vested and expected to vest as at February 28, 2019	7,023	$4.27	7.74	$31
Exercisable as at February 28, 2019	556	$7.49	1.40	$1

Summary of Unvested Stock Options
A summary of unvested stock options since February 28, 2018 is shown below:

	Options Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value
Balance as at February 28, 2018	451	$2.40
Granted during the year	8,320	5.50
Vested during the year	(273)	2.42
Forfeited during the year	(40)	2.44
Balance as at February 28, 2019	8,458	$5.45

Option-Pricing Model Assumptions
The weighted average fair value of these grants was calculated using the BSM option pricing model with the following assumptions:

	February 28, 2019	February 28, 2018	February 28, 2017
Weighted average grant date fair value of stock options granted during the period	$3.97 to $7.48	$—	$2.36
Assumptions:
Risk-free interest rates	2.50% to 2.56%	—%	0.92%
Expected life in years	3.91 to 6.16	0.00	3.52
Expected dividend yield	—%	—%	—%
Volatility	37% to 40%	—%	38.86%

Restricted Share Unit Activity
A summary of RSU activity during fiscal 2019 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 28, 2018	14,932	7.87
Granted during the year	14,245	9.45
Vested during the year	(10,156)	7.14
Forfeited/cancelled during the year	(1,263)	8.95
Balance as at February 28, 2019	17,758	$9.48	1.74	$155
Vested and expected to vest February 28, 2019	16,030	$9.40	1.70	$139